Employee benefit plans - Sensitivity analysis (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Sensitivity analysis
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Discount rate
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	€ (64,369)
Increase (decrease) in pension liability due to decrease in assumption	73,142
Rate of compensation increase
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	10,028
Increase (decrease) in pension liability due to decrease in assumption	(9,844)
Rate of pension increase
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	35,881
Increase (decrease) in pension liability due to decrease in assumption	€ (32,633)
Mortality rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	10.00%
Decrease in actuarial assumption (as a percent)	10.00%
Increase (decrease) in pension liability due to increase in assumption	€ (22,207)
Increase (decrease) in pension liability due to decrease in assumption	€ 24,529